Note 14 - Share Capital	12 Months Ended
Jan. 31, 2014
Share Capital [Abstract]
Share Capital [Text Block]
Note 14 - Share Capital

Common Shares Outstanding

We are authorized to issue an unlimited number of our common shares, without par value, for unlimited consideration. Our common shares are not redeemable or convertible.

(thousands of shares)	January 31, 2014	January 31, 2013	January 31, 2012
Balance, beginning of year	62,654	62,433	61,742
Shares issued:
Stock options exercised	991	163	691
Stock options settled for shares (Note 16)	16	58	-
Balance, end of year	63,661	62,654	62,433